Note 4. Accounts Payable and Accrued Expenses: Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Related parties:
Accrued payroll due officers	$ 2,069,711	$ 1,769,711
Accrued interest due officers and directors	767,737	568,161
Accrued director fees	393,750	311,250
Base rents due to the President	131,234	76,826
Associated rental costs	42,731	28,908
Other	22,005	17,308
Accounts payable and accrued expenses due related parties (Note 4)	3,427,168	2,772,164
Non-related parties:
Accrued interest	1,483,923	1,220,516
Accrued dividends	660,400	558,800
Accrued fines and penalties	44,350	7,650
Other accounts payable and accrued expenses	235,367	225,560
Accounts payable and accrued expenses - other (Note 4)	2,424,040	2,012,526
Accounts payable and accrued expenses	$ 5,851,208	$ 4,784,690